Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001518042
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfiv
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2023
Prospectus Date	rr_ProspectusDate	Dec. 29, 2022
LifeGoal Home Down Payment Investment ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	LifeGoal Home Down Payment Investment ETF
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Home Down Payment Investment Fund. You may pay other fees, such as brokage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2023
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Home Down Payment Investment Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Home Down Payment Investment Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Home Down Payment Investment Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through December 31, 2023. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
i.	LifeGoal Home Down Payment Investment ETF

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Home Down Payment Investment Fund. You may pay other fees, such as brokage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.44%
Other Expenses(1)	15.30%
Acquired Fund Fees and Expenses(2)	0.15%
Total Annual Fund Operating Expenses	15.89%
Fee Waiver and Expense Reimbursements(3)	(15.55%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements	0.34%
(1)	Estimated for the current fiscal year.
(2)	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Home Down Payment Investment Fund and is not a direct expense incurred by the Home Down Payment Investment Fund or deducted from the Home Down Payment Investment Fund assets.
(3)	Pursuant to an operating expense limitation agreement between LifeGoal Investments LLC (the “Adviser”) and the Trust, on behalf of the Home Down Payment Investment Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Home Down Payment Investment Fund to ensure that Total Annual Fund Operating Expenses for the Home Down Payment Investment Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 0.194% of the Home Down Payment Investment Fund’s average net assets through December 31, 2023. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Home Down Payment Investment Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.

This Example is intended to help you compare the cost of investing in the Home Down Payment Investment Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Home Down Payment Investment Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Home Down Payment Investment Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through December 31, 2023. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$35	$3,009	$5,370	$9,359

LifeGoal Home Down Payment Investment ETF | LifeGoal Home Down Payment Investment ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HOM
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	15.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	15.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(15.55%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,009
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,370
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,359
LifeGoal Conservative Wealth Builder ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	LifeGoal Conservative Wealth Builder ETF
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Conservative Wealth Builder Fund. You may pay other fees, such as brokage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2023
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Conservative Wealth Builder Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Conservative Wealth Builder Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Conservative Wealth Builder Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through December 31, 2023. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ii.	LifeGoal Conservative Wealth Builder ETF

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Conservative Wealth Builder Fund. You may pay other fees, such as brokage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%
Other Expenses(1)	12.90%
Acquired Fund Fees and Expenses(2)	0.14%
Total Annual Fund Operating Expenses	13.43%
Fee Waiver and Expense Reimbursements(3)	(13.09%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements	0.34%
(1)	Estimated for the current fiscal year.
(2)	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the General Conservative Investment Fund and is not a direct expense incurred by the General Conservative Investment Fund or deducted from the General Conservative Investment Fund assets.
(3)	Pursuant to an operating expense limitation agreement between LifeGoal Investments LLC (the “Adviser”) and the Trust, on behalf of the General Conservative Investment Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the General Conservative Investment Fund to ensure that Total Annual Fund Operating Expenses for the General Conservative Investment Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 0.204% of the General Conservative Investment Fund’s average net assets through December 31, 2023. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the General Conservative Investment Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.

This Example is intended to help you compare the cost of investing in the Conservative Wealth Builder Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Conservative Wealth Builder Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Conservative Wealth Builder Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through December 31, 2023. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$35	$2,614	$4,777	$8,776

LifeGoal Conservative Wealth Builder ETF | LifeGoal Conservative Wealth Builder ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SAVN
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	12.90%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	13.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(13.09%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,614
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,777
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 8,776
LifeGoal Wealth Builder ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	LifeGoal Wealth Builder ETF
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Wealth Builder Fund. You may pay other fees, such as brokage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below, when buying or selling shares of the Wealth Builder Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2023
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Wealth Builder Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Wealth Builder Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Wealth Builder Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iii.	LifeGoal Wealth Builder ETF

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Wealth Builder Fund. You may pay other fees, such as brokage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below, when buying or selling shares of the Wealth Builder Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.49%
Other Expenses(1)	9.87%
Acquired Fund Fees and Expenses(2)	0.19%
Total Annual Fund Operating Expenses	10.55%
Fee Waiver and Expense Reimbursements(3)	(10.20%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements	0.34%
(1)	Estimated for the current fiscal year.
(2)	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Wealth Builder Fund and is not a direct expense incurred by the Wealth Builder Fund or deducted from the Wealth Builder Fund assets.
(3)	Pursuant to an operating expense limitation agreement between the Adviser and the Trust, on behalf of the Wealth Builder Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Wealth Builder Fund to ensure that Total Annual Fund Operating Expenses for the Wealth Builder Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 0.154% of the Wealth Builder Fund’s average net assets through December 31, 2023. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Wealth Builder Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.

This Example is intended to help you compare the cost of investing in the Wealth Builder Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Wealth Builder Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Wealth Builder Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through December 31, 2023. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$35	$2,123	$3,985	$7,808

LifeGoal Wealth Builder ETF | LifeGoal Wealth Builder ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WLTH
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	9.87%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	10.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.20%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,123
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,985
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 7,808

[1]	Estimated for the current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Home Down Payment Investment Fund and is not a direct expense incurred by the Home Down Payment Investment Fund or deducted from the Home Down Payment Investment Fund assets.
[3]	Pursuant to an operating expense limitation agreement between LifeGoal Investments LLC (the “Adviser”) and the Trust, on behalf of the Home Down Payment Investment Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Home Down Payment Investment Fund to ensure that Total Annual Fund Operating Expenses for the Home Down Payment Investment Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 0.194% of the Home Down Payment Investment Fund’s average net assets through December 31, 2023. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Home Down Payment Investment Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.
[4]	Estimated for the current fiscal year.
[5]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the General Conservative Investment Fund and is not a direct expense incurred by the General Conservative Investment Fund or deducted from the General Conservative Investment Fund assets.
[6]	Pursuant to an operating expense limitation agreement between LifeGoal Investments LLC (the “Adviser”) and the Trust, on behalf of the General Conservative Investment Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the General Conservative Investment Fund to ensure that Total Annual Fund Operating Expenses for the General Conservative Investment Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 0.204% of the General Conservative Investment Fund’s average net assets through December 31, 2023. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the General Conservative Investment Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.
[7]	Estimated for the current fiscal year.
[8]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Wealth Builder Fund and is not a direct expense incurred by the Wealth Builder Fund or deducted from the Wealth Builder Fund assets.
[9]	Pursuant to an operating expense limitation agreement between the Adviser and the Trust, on behalf of the Wealth Builder Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Wealth Builder Fund to ensure that Total Annual Fund Operating Expenses for the Wealth Builder Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 0.154% of the Wealth Builder Fund’s average net assets through December 31, 2023. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Wealth Builder Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.